NOTES AND LOANS PAYABLE (Details - Notes payable) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes and loans payable	$ 3,743,856	$ 2,280,743
Less current portion	(3,599,345)	(2,136,077)
Long-term portion	$ 144,511	$ 144,666